Uncertainty due to changes in domestic and global economic conditions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Securities at fair value through profit or loss	₩ 54,228,374	₩ 60,686,153
Securities at amortized cost	57,971,493	49,930,076
Shinhan Bank Co., Ltd.
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	7,156,800	6,897,770
Securities at fair value through profit or loss		32,648
Securities at fair value through other comprehensive income	368,067	414,444
Risk exposures by major consolidated subsidiaries due to COVID-19	12,290,393	11,814,947
Securities at amortized cost	59,997
Off-balance accounts	4,705,529	4,470,085
Shinhan Bank Co., Ltd. | Airlift passenger
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	154,076	164,904
Securities at fair value through other comprehensive income	123,875	114,158
Risk exposures by major consolidated subsidiaries due to COVID-19	773,347	643,413
Securities at amortized cost	59,997
Off-balance accounts	435,399	364,351
Shinhan Bank Co., Ltd. | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	3,281,340	3,314,684
Securities at fair value through other comprehensive income	18,416	18,142
Risk exposures by major consolidated subsidiaries due to COVID-19	3,553,832	3,656,464
Off-balance accounts	254,076	323,638
Shinhan Bank Co., Ltd. | Oil/petroleum refinery
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	1,217,228	937,385
Securities at fair value through profit or loss		29,911
Securities at fair value through other comprehensive income	211,000	264,343
Risk exposures by major consolidated subsidiaries due to COVID-19	4,160,127	3,881,950
Off-balance accounts	2,731,899	2,650,311
Shinhan Bank Co., Ltd. | Art-related
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	209,652	219,859
Risk exposures by major consolidated subsidiaries due to COVID-19	218,152	240,055
Off-balance accounts	8,500	20,196
Shinhan Bank Co., Ltd. | Movie theater
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	76,982	86,241
Securities at fair value through other comprehensive income		7,123
Risk exposures by major consolidated subsidiaries due to COVID-19	153,799	184,986
Off-balance accounts	76,817	91,622
Shinhan Bank Co., Ltd. | Clothing manufacturing
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	2,160,803	2,082,545
Securities at fair value through other comprehensive income	14,776	10,678
Risk exposures by major consolidated subsidiaries due to COVID-19	3,337,633	3,075,249
Off-balance accounts	1,162,054	982,026
Shinhan Bank Co., Ltd. | Travel
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	56,719	92,152
Securities at fair value through profit or loss		2,737
Risk exposures by major consolidated subsidiaries due to COVID-19	93,503	132,830
Off-balance accounts	36,784	37,941
Shinhan Card Co., Ltd.
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Off-balance accounts	870,572	814,598
Shinhan Card Co., Ltd. | Retail
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	1,051,979	911,353
Loans at amortized cost from Credit sales	439,882	371,197
Loans at amortized cost from Short term card loan	187,652	152,838
Loans at amortized cost from Long term card loan	424,445	387,318
Off-balance accounts	870,572	814,598
Jeju Bank
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	342,049	355,943
Risk exposures by major consolidated subsidiaries due to COVID-19	349,902	363,283
Off-balance accounts	7,853	7,340
Jeju Bank | Airlift passenger
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	0	0
Risk exposures by major consolidated subsidiaries due to COVID-19	1	4
Off-balance accounts	1	4
Jeju Bank | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	303,118	295,664
Risk exposures by major consolidated subsidiaries due to COVID-19	309,225	301,103
Off-balance accounts	6,107	5,439
Jeju Bank | Art-related
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	4,752	4,161
Risk exposures by major consolidated subsidiaries due to COVID-19	4,925	4,322
Off-balance accounts	173	161
Jeju Bank | Movie theater
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	226	596
Risk exposures by major consolidated subsidiaries due to COVID-19	230	600
Off-balance accounts	4	4
Jeju Bank | Leisure related service industry
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	11,299	25,432
Risk exposures by major consolidated subsidiaries due to COVID-19	12,140	26,423
Off-balance accounts	841	991
Jeju Bank | Bus business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	8,152	7,535
Risk exposures by major consolidated subsidiaries due to COVID-19	8,536	7,732
Off-balance accounts	384	197
Jeju Bank | Bath business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	9,064	17,089
Risk exposures by major consolidated subsidiaries due to COVID-19	9,403	17,627
Off-balance accounts	339	538
Jeju Bank | Youth training facilities business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	5,438	5,466
Risk exposures by major consolidated subsidiaries due to COVID-19	5,442	5,472
Off-balance accounts	₩ 4	₩ 6